Investments - Summary of Investments in Associates and Joint Ventures (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2019
Transportadora Associada De Gas SA [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Remaining interest in Associates	10.00%